UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2011
                                               ----------

Check here if Amendment |X|;      Amendment Number: 1
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  295 Madison Avenue, 27th Floor
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          New York, NY 10017
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Denise Amaya-Rodriguez
          ----------------------------------------------------------------------
Title:    Operations Manager
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      02-06-2012
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 52
                                        -------------------

Form 13F Information Table Value Total: $231,914
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 12/31/11

           ITEM 1:            ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:         ITEM 6:                       ITEM 8:
       NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES   INVESTMENT DISCRETION            VOTING AUTHORITY
                                                         ($ 000'S)              SOLE   SHARED   OTHER       SOLE      SHARED   OTHER
3M CO COM                    COMMON         88579Y101       1,201        14,700  X                      11,199        3,501
ACCENTURE LTD SHS CL         COMMON         G1151C101       1,108        20,815  X                      15,739        5,076
AKZO NOBEL N V ADR SP        FOREIGN        010199305       3,430       212,184  X                      48,990      163,194
ALLIANZ AKTIENEGESELLS       FOREIGN        018805101       3,514       366,205  X                     159,357      206,848
AXA ADR SPONSORED            FOREIGN        054536107       3,351       256,950  X                     121,826      135,124
BANCO SANTANDER CENT         FOREIGN        05964H105       3,522       468,371  X                     213,809      254,562
BECTON DICKINSON & CO.       COMMON         075887109       1,007        13,473  X                      10,283        3,190
BHP LIMITED SPONSORED ADR    FOREIGN        088606108       5,588        79,117  X                      37,932       41,185
CANON INC ADR                FOREIGN        138006309       7,907       179,550  X                      89,094       90,456
CARREFOUR SA                 FOREIGN        144430105       2,354       525,957  X                     217,351      308,606
CISCO SYSTEMS                COMMON         17275R102       1,019        56,354  X                      42,179       14,175
CRH PLC ADR                  FOREIGN        12626K203       5,552       280,115  X                      98,105      182,010
DIAGEO PLC ADR SPONSO        FOREIGN        25243Q205       9,775       111,814  X                      68,052       43,762
ENI S P A ADR SPONSOR        FOREIGN        26874R108       6,693       162,171  X                      77,360       84,811
ERICSSON L M TEL CO A        FOREIGN        294821608       4,040       398,831  X                     199,885      198,946
FRANCE TELECOM ADR SP        FOREIGN        35177Q105       5,059       323,067  X                     150,614      172,453
GIVAUDAN                     FOREIGN        37636P108       7,875       411,383  X                     201,810      209,573
GLAXOSMITHKPLC ADR SP        FOREIGN        37733W105       8,524       186,804  X                      94,306       92,498
HSBC HLDGS PLC ADR SP        FOREIGN        404280406       5,557       145,847  X                      71,009       74,838
I B M                        COMMON         459200101       1,267         6,892  X                       5,242        1,650
IMPERIAL TOBACCO             COMMON         453142101       6,937        91,655  X                      48,221       43,434
ISHARES TR MSCIE EAFE        FOREIGN        464287465         542        10,938  X                         420       10,518
JP MORGAN CHASE              COMMON         46625H100         637        19,160  X                      14,295        4,865
JACOBS ENGINEERING GROUP     COMMON         469814107         879        21,668  X                      16,333        5,335
JOHNSON & JOHNSON            COMMON         478160104       1,137        17,333  X                      13,115        4,218
KAO CORP SPNS ADR            FOREIGN        485537302       7,154       261,749  X                     129,265      132,484
MICROSOFT                    COMMON         594918104         945        36,391  X                      27,831        8,560
MITSUBISHI UFJ FINL G        FOREIGN        606822104       6,429     1,534,312  X                     712,474      821,838
NESTLE S A ADR SPON R        FOREIGN        641069406       8,780       152,041  X                      78,074       73,967
NINTENDO CO. LTD ADR         COMMON         654445303       2,682       155,721  X                      62,419       93,302
NORTHERN TRUST CORP          COMMON         665859104         755        19,028  X                      14,293        4,735
NOVARTIS AG SPONSORED        FOREIGN        66987V109       8,837       154,571  X                      77,334       77,237
NTT DOCOMO INC. ADR          FOREIGN        62942M201       5,122       279,118  X                     127,533      151,585
PEPSICO INC                  COMMON         713448108       1,239        18,674  X                      14,199        4,475
PETROLEO BRASILEIRO SA       FOREIGN        71654V408       5,454       219,494  X                     110,688      108,806
PFIZER INC                   COMMON         717081103       1,277        59,004  X                      44,618       14,386
PROCTER & GAMBLE COMP        COMMON         742718109       1,304        19,550  X                      14,855        4,695
REED ELSEVIER PLC            COMMON         758205207       4,575       141,818  X                      64,443       77,375
ROCHE HLDG LTD SPONSO        FOREIGN        771195104       8,332       195,761  X                      96,640       99,121
ROYAL DUTCH SHELL PLC        FOREIGN        780259206       9,361       128,070  X                      64,791       63,279
SANOFI-AVENTIS ADR           FOREIGN        80105N105       8,613       235,708  X                     118,184      117,524
SAP AG ADR SPON              FOREIGN        803054204       5,292        99,945  X                      45,990       53,955
SCHLUMBERGER                 COMMON         8086857108      1,029        15,058  X                      11,625        3,433
SCHNEIDER ELECTRIC           FOREIGN        80687P106       4,335       410,444  X                     172,359      238,085
SECOM CO. LTD                FOREIGN        813113206       4,694       406,955  X                     177,445      229,510
SYNGENTA AG ADR SPONS        FOREIGN        87160A100       5,810        98,567  X                      46,093       52,474
TARGET CORP COM              COMMON         87612E106       1,059        20,668  X                      15,846        4,822
TESCO PLC ADR                FOREIGN        881575302       5,314       282,514  X                     118,240      164,274
TEVA PHARMACEUTICAL          FOREIGN        881624209       3,607        89,360  X                      37,595       51,765
TOTAL FINA ELF S A AD        FOREIGN        89151E109       7,034       137,630  X                      67,131       70,499
UNILEVER PLC ADR SPON        FOREIGN        904767704       8,925       266,253  X                     132,729      133,524
WPP PLC                      FOREIGN        92933H101       5,484       104,998  X                      48,287       56,711
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